Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (13,669,000)	$ (18,675,000)	$ (12,869,000)	$ (4,960,000)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Amortization	354,000	484,000	340,000	287,000
Depreciation	55,000	75,000	62,000	14,000
Loss/(Gain) on disposal of property and equipment					[1]
Interest expense	45,000	62,000	355,000
Amortization of debt issuance cost	11,000	15,000	91,000
Impairment of goodwill			664,000
Share-based payment expenses	7,574,000	10,347,000	6,959,000
Net effect of exchange rates changes	266,000	363,000	5,000
Change in operating assets and liabilities, net of impact of business acquisitions and disposals:
Accounts receivable	14,000	19,000	52,000	(59,000)
Deposits, prepaid expenses and other current assets	(1,463,000)	(1,999,000)	107,000	(16,000)
Accounts payable	(1,011,000)	(1,378,000)	1,895,000	539,000
Accrued expenses and other current liabilities	(703,000)	(961,000)	727,000	354,000
Payment of lease liabilities	(62,000)	(85,000)
Net cash used in operating activities	(8,589,000)	(11,733,000)	(1,612,000)	(3,841,000)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of plant and equipment	(20,000)	(28,000)	(3,000)	(15,000)
Proceeds from disposal of property and equipment					[1]
Additions in intangible assets	(404,000)	(552,000)	(482,000)	(467,000)
Cash acquired from acquisition of subsidiaries			63,000
Net cash used in investing activities	(424,000)	(580,000)	(422,000)	(482,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of shares	15,342,000	20,960,000
Issuance of shares				5,200,000
Proceeds from note from a shareholder	695,000	950,000	2,850,000
Repayments of convertible loans	(1,398,000)	(1,910,000)
Repayments of shareholder loans	(2,781,000)	(3,800,000)	(50,000)	(500,000)
Interest paid	(45,000)	(62,000)
Deferred IPO costs			(2,079,000)
Net cash provided by financial activities	11,813,000	16,138,000	721,000	4,700,000
Net change in cash and cash equivalents	2,800,000	3,825,000	(1,313,000)	377,000
Beginning of period	1,240,000	1,694,000	3,007,000	2,630,000
End of period	4,040,000	5,519,000	1,694,000	3,007,000
Supplemental disclosure of cash flow information
Cash paid for interest		62,000	355,000
Non-cash financing activities
Non-cash transactions from acquisition of subsidiaries			600,000
Issuance of shares by way of conversion of convertible loan from third parties		372,000	3,481,000
Issuance of shares by way of share-based compensation		$ 10,347,000	$ 6,959,000

[1]	Amount less than 1,000